Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MONTEAGLE FUNDS
Entity Central Index Key	0001045701
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE SELECT VALUE FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	MVEIX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Monteagle Select Value Fund – MVEIX (the “Fund”) for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Select Value Fund - Institutional Class	$162	1.46%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Select Value Fund - Institutional Class	21.76%	12.55%	7.47%	$102,777
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Net Assets	$ 17,248,680
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 77,475
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$17,248,680	37	31%	$77,475

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	16.02%
2.	Leidos Holdings, Inc.	4.78%
3.	Nasdaq, Inc.	4.26%
4.	DuPont de Nemours, Inc.	3.96%
5.	Willis Towers Watson PLC	3.73%
6.	PulteGroup, Inc.	3.43%
7.	Progressive Corp.	3.36%
8.	Steris PLC	3.01%
9.	FedEx Corp.	2.86%
10.	NextEra Energy, Inc.	2.80%
	Total % of Net Assets	48.21%

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Investor Class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INVESTOR CLASS
Trading Symbol	HEQFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Investor Class – HEQFX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Investor Class	$192	1.78%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.78%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund – Investor Class	15.37%	11.26%	7.94%	$107,299
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Net Assets	$ 16,574,752
Holdings Count | Holdings	146
Advisory Fees Paid, Amount	$ 44,567
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,574,752	146	54%	$44,567

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	1.16%
2.	W. P. Carey Inc.	1.06%
3.	National Fuel Gas Co.	1.01%
4.	OGE Energy Corp.	1.00%
5.	Cal-Maine Foods, Inc.	1.00%
6.	American States Water Co.	1.00%
7.	Mid-America Apartment Communities, Inc.	0.98%
8.	Brady Corp. Class A	0.94%
9.	Boise Cascade Co.	0.90%
10.	Zoom Video Communications, Inc.	0.90%
	Total % of Net Assets	9.95%

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Institutional Class [Default Label]
Shareholder Report [Line Items]
Fund Name	MONTEAGLE OPPORTUNITY EQUITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	HEQCX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Opportunity Equity Fund – Institutional Class – HEQCX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Opportunity Equity Fund - Institutional Class	$141	1.31%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
Monteagle Opportunity Equity Fund - Institutional Class	15.68%	11.78%	8.45%	$112,552
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Net Assets	$ 16,574,752
Holdings Count | Holdings	146
Advisory Fees Paid, Amount	$ 44,567
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$16,574,752	146	54%	$44,567

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	1.16%
2.	W. P. Carey Inc.	1.06%
3.	National Fuel Gas Co.	1.01%
4.	OGE Energy Corp.	1.00%
5.	Cal-Maine Foods, Inc.	1.00%
6.	American States Water Co.	1.00%
7.	Mid-America Apartment Communities, Inc.	0.98%
8.	Brady Corp. Class A	0.94%
9.	Boise Cascade Co.	0.90%
10.	Zoom Video Communications, Inc.	0.90%
	Total % of Net Assets	9.95%

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Institutional class
Shareholder Report [Line Items]
Fund Name	MONTEAGLE ENHANCED EQUITY INCOME FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	EEIFX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Monteagle Enhanced Equity Income Fund – Institutional Class - EEIFX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Monteagle Enhanced Equity Income Fund - Institutional Class	$149	1.36%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.36%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	Onen Year	Since Inception	Dollar Value
Monteagle Enhanced Equity Income Fund – Institutional Class	19.44%	15.30%	$62,829
CBOE S&P 500 BuyWrite Monthly Index	13.55%	12.55%	$60,434
S&P 500 Index	27.14%	25.58%	$72,031

Net Assets	$ 13,840,201
Holdings Count | Holdings	48
Advisory Fees Paid, Amount	$ 38,953
Investment Company, Portfolio Turnover	234.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,840,201	48	234%	$38,953

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	12.61%
2.	Microsoft Corp.	5.43%
3.	Salesforce.com, Inc.	4.02%
4.	Starbucks Corp.	3.76%
5.	SPDR S&P 500 ETF Trust	3.67%
6.	Fiserv, Inc.	3.53%
7.	Visa Inc. Class A	3.19%
8.	Walmart, Inc.	3.18%
9.	Mastercard Incorporated	3.14%
10.	Prologis, Inc.	3.14%
	Total % of Net Assets	45.67%

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com
Class I
Shareholder Report [Line Items]
Fund Name	THE TEXAS FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	BIGTX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about The Texas Fund – Institutional Class – BIGTX (the “Fund”) for the period September 1, 2023 to August 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://monteaglefunds.com. You can also request this information by contacting us at 1-888-263-5593.
Additional Information Phone Number	1-888-263-5593
Additional Information Website	https://monteaglefunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

The Texas Fund - Institutional Class	$189	1.73%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

(for the periods ended August 31, 2024)

	One Year	Five Year	Ten Year	Dollar Value
The Texas Fund – Institutional Class	18.39%	11.59%	4.83%	$80,159
S&P 500 Index	27.14%	15.90%	12.96%	$169,283

Net Assets	$ 13,601,454
Holdings Count | Holdings	121
Advisory Fees Paid, Amount	$ 38,246
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	FEES PAID TO
ASSETS:	HOLDINGS	TURNOVER	THE ADVISER
$13,601,454	121	52%	$38,246

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Government Obligations Fund - Institutional Class	8.00%
2.	CorVel Corp.	1.94%
3.	IES Holdings, Inc.	1.81%
4.	United States Lime & Mineral, Inc.	1.77%
5.	McKesson Corp,	1.73%
6.	TPG Inc.	1.72%
7.	Independent Bank Group, Inc.	1.52%
8.	Comerica Inc.	1.51%
9.	Cirrus Logic, Inc.	1.48%
10.	Q2 Holdings, Inc.	1.47%
	Total % of Net Assets	22.95%

Updated Prospectus Phone Number	1-888-263-5593
Updated Prospectus Web Address	https://monteaglefunds.com